CAPITAL MANAGEMENT (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Return on operating capital employed [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Tax rate	28.00%	28.00%
Return on capital employed [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Tax rate	28.00%	28.00%